Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund

June 22, 2015

Supplement to the Prospectus dated February 27, 2015,
as amended and restated June 15, 2015

The Board of Trustees of Hennessy Funds Trust recently approved, subject to shareholder approval, the adoption of a Distribution (Rule 12b-1) Plan for the Investor Class shares of the Hennessy Funds listed above, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  If the Distribution Plan is approved by shareholders and implemented, it will increase the fees of the Funds’ Investor Class shares. A shareholder meeting has been called for September 15, 2015 for shareholders of record of the Investor Class shares of the Funds as of May 7, 2015 to vote on the proposed Distribution Plan.

More information is available in the proxy statement.  Shareholders may obtain a free copy of the definitive proxy statement and proxy card and other documents filed by Hennessy Funds Trust with the Securities and Exchange Commission at the SEC’s web site at www.sec.gov or by contacting Hennessy Funds Trust.  Shareholders are urged to read the definitive proxy statement and proxy card because they contain important information about Hennessy Funds Trust, its series listed above, the proposal, and related matters.

Hennessy Funds Trust and the members of the Board of Trustees are the participants in the solicitation of shareholder votes to approve the Distribution Plan.  Information regarding Hennessy Funds Trust and the members of the Board of Trustees and any interests they may have in the solicitation may be found in the Prospectus and Statement of Additional Information that form part of Hennessy Funds Trust’s registration statement on Form N-1A, as amended and restated on June 15, 2015.

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Prospectus Supplement Dated June 22, 2015
Please Read Carefully and Keep for Future Reference